March 1, 2010

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

RE:	Summit Mutual Funds File Nos. 811-04000 and 002-90309

Ladies and Gentlemen:

Pursuant to Rule 485(a) under the Securities Act of 1933, transmitted herewith is a post-effective amendment to the registration statement for the above-referenced registrant. This annual update is being filed under Rule 485(a), in accordance with the summary prospectus rule.

Insurance companies using these portfolios as underlying investments for variable insurance products request final prospectuses well in advance of the effective date of April 30, 2010, for these portfolios. For this reason, we are requesting that we receive Staff comments by April 1, 2010. We appreciate your efforts in this regard.

Please feel free to contact me at 301-657-7045 or Jane Maxwell (301-951-4890) with any questions.

Sincerely,

/s/ Lancelot A. King

Lancelot A. King
Associate General Counsel